Exploration and Evaluation Assets (Tables)	9 Months Ended
Sep. 30, 2018
EXPLORATION AND EVALUATION ASSETS
Schedule of Exploration and Evaluation Assets

	Canada			US	Greenland
	Post Creek Property	Halcyon Property	Quetico Claims	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2017	278	214	-	6	36	534
Acquisition costs – cash	10	8	40	2	18	78
Balance, September 30, 2018	288	222	40	8	54	612

Exploration
Balance, December 31, 2017	1,138	187	-	-	48,635	49,960
Administration	2	2	2	-	476	482
Corporate social responsibility	1	1	-	-	57	59
Environment, health & safety	-	-	-	-	137	137
Property maintenance	1	1	1	-	17	20
Drilling	5	-	-	-	3,917	3,922
Camp operations	-	-	-	-	2,942	2,942
Helicopter charter aircraft	-	-	-	-	4,168	4,168
Geology	24	15	17	-	638	694
Geophysics	-	-	1	-	761	762
Infrastructure	-	-	-	-	31	31
Technical studies	-	-	-	-	19	19
	33	19	21		13,163	13,236
Balance, September 30,2018	1,171	206	21		61,798	63,196
Total, September 30, 2018	1,459	428	61	8	61,852	63,808

	Canada		US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2016	268	206	3	20	497
Acquisition costs – cash	10	8	3	16	37
Balance, September 30, 2017	278	214	6	36	534

Exploration
Balance, December 31, 2016	1,085	173	-	36,587	37,845
Administration	-	-	-	403	403
Corporate social responsibility	-	-	-	33	33
Environment, Health & Safety	-	-	-	92	92
Property maintenance	-	-	-	7	7
Drilling expenses	-	-	-	2,969	2,969
Camp operations	-	-	-	2,305	2,305
Helicopter charter aircraft	-	-	-	2,993	2,993
Geology	40	6	-	562	608
Geophysics	1	-	-	949	950
Infrastructure	-	-	-	183	183
Technical studies	2	-	-	46	48
	43	6	-	10,542	10,591
Balance, September 30, 2017	1,128	179	-	47,129	48,436
Total, September 30, 2017	1,406	393	6	47,165	48,970